Subordinated Debentures (Schedule of Issues of Trust Preferred Securities Outstanding and Subordinated Debentures Owed to Trust) (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Ozark III [Member]	Dec. 31, 2012 Ozark II [Member]	Dec. 31, 2012 Ozark IV [Member]	Dec. 31, 2012 Ozark V [Member]
Subordinated Borrowing [Line Items]
Subordinated Debentures Owed to Trust	$ 64,950	$ 64,950	$ 14,434	$ 14,433	$ 15,464	$ 20,619
Trust Preferred Securities of the Trust	$ 63,000		$ 14,000	$ 14,000	$ 15,000	$ 20,000
Interest Rate			3.29%	3.26%	2.53%	1.99%
Final Maturity Date			Sep. 25, 2033	Sep. 29, 2033	Sep. 28, 2034	Dec. 15, 2036